Trade Accounts Receivable - Aging Analysis of Trade Accounts Receivable and the Allowance For Doubtful Accounts (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	€ 3,805,881	€ 3,973,540
less allowance for doubtful accounts	(474,891)	(482,461)	€ (427,841)	€ (344,706)
Trade accounts receivable, net	3,330,990	3,491,079
not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	2,105,673	2,138,969
less allowance for doubtful accounts	(61,219)	(109,221)
Trade accounts receivable, net	2,044,454	2,029,748
up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	803,393	857,490
less allowance for doubtful accounts	(123,226)	(108,941)
Trade accounts receivable, net	680,167	748,549
3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	308,936	335,091
less allowance for doubtful accounts	(67,484)	(42,039)
Trade accounts receivable, net	241,452	293,052
6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	236,037	241,683
less allowance for doubtful accounts	(58,441)	(74,999)
Trade accounts receivable, net	177,596	166,684
more than 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	351,842	400,307
less allowance for doubtful accounts	(164,521)	(147,261)
Trade accounts receivable, net	€ 187,321	€ 253,046